Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions
18. Related Party Transactions

The following table summarizes our transactions with related parties for the years ended December 31, 2023, 2022 and 2021:

	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2023
	(in thousands)
Net income / (expenses)
Luna Pool Agency Limited	$(30)	$(28)	$(42)
Ocean Yield Malta Limited	(1,202)	(1,914)	(3,221)
Ultranav Business Support ApS	(936)	(1,115)	(100)
Naviera Ultranav Limitada	(25)	(15)	(13)
Norton Lilly International Inc	—	(131)	—
Total	$(2,193)	$(3,203)	$(3,376)

The following table sets out the balances due from related parties as at December 31, 2023 and 2022:

	December 31, 2022	December 31, 2023
	(in thousands)
Due from Related Parties
Luna Pool Agency Limited	$12,334	$30,804
Unigas Pool	4,009	2,598
Dan Unity	20	—
Total	$16,363	$33,402

The following table sets out the balances due to related parties as at December 31, 2023 and 2022:

	December 31, 2022	December 31, 2023
	(in thousands)
Due to Related Parties
Ocean Yield Malta Limited	$48,684	$41,912
Naviera Ultranav Limitada	51	—
Ultranav Business Support ApS*	—	36
Total	$48,735	$41,948
*On August 4, 2021, in connection with the Company’s acquisition of the fleet and businesses of Othello Shipping Company S.A. and Ultragas ApS from Naviera Ultranav Limitada, the Company entered into a Transitional Services Agreement (“TSA”) with Ultranav Business Support ApS (“UBS”) to provide back office services, such as accounting and payroll, IT, treasury, financial controlling, tax and compliance, communications and CSR, HR, administrative services and branding. The Company pays UBS a monthly fee for services provided. The TSA agreement with UBS can be terminated by the Company by giving six-months notice.